Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2020
Registrant Name	Virtus Investment Trust
Entity Central Index Key	0000867297
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 08, 2021
Document Effective Date	Sep. 08, 2021
Prospectus Date	Feb. 01, 2021
Virtus AllianzGI Emerging Markets Opportunities Fund | C
Prospectus:
Trading Symbol	AOTCX
Virtus AllianzGI Focused Growth Fund | C
Prospectus:
Trading Symbol	PGWCX
Virtus AllianzGI Global Small-Cap Fund | C
Prospectus:
Trading Symbol	RGSCX
Virtus AllianzGI Health Sciences Fund | C
Prospectus:
Trading Symbol	RCGHX
Virtus AllianzGI Income & Growth Fund | Class C
Prospectus:
Trading Symbol	AZNCX
Virtus AllianzGI Mid-Cap Growth Fund | C
Prospectus:
Trading Symbol	RMDCX
Virtus AllianzGI Small-Cap Fund | Class C
Prospectus:
Trading Symbol	AZBCX
Virtus AllianzGI Technology Fund | C
Prospectus:
Trading Symbol	RCGTX
Virtus NFJ Dividend Value Fund | C
Prospectus:
Trading Symbol	PNECX
Virtus NFJ International Value Fund | C
Prospectus:
Trading Symbol	AFJCX
Virtus NFJ Large-Cap Value Fund | C
Prospectus:
Trading Symbol	PNBCX
Virtus NFJ Mid-Cap Value Fund | C
Prospectus:
Trading Symbol	PQNCX
Virtus NFJ Small-Cap Value Fund | C
Prospectus:
Trading Symbol	PCVCX